Acquisition of Xcite Interactive, Inc. (Tables)	6 Months Ended
Jun. 30, 2023
Acquisition of Xcite Interactive, Inc. [Abstract]
Schedule of Consideration	The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.
Common shares	$12,890,029
Cash	112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	$13,184,383

Identifiable Assets Acquired and Liabilities Assumed
Cash	$27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,409
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	$6,603,724
Goodwill	$6,580,659